SHARE-BASED COMPENSATION SHARE-BASED COMPENSATION (Stock options issued and outstanding and exercisable) (Details)	12 Months Ended
	Dec. 29, 2024 shares $ / shares	Dec. 31, 2023 shares	Jan. 01, 2023 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options exercisable, number (in shares)		282,737
CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	283,000	283,000	746,000
Options exercisable, number (in shares)	282,737
CAD | Exercise Price Range Four [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 42.27
Options issued and outstanding, number (in shares)	283,000
Weighted average remaining contractual life of outstanding share options	1 year
Options exercisable, number (in shares)	283,000
USD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	0	184,000	1,988,000
Options exercisable, number (in shares)	0	184,664